Accounting Policies - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Line Items]
Intangible assets with indefinite useful lives amount	$ 14,605,574	$ 16,455,724
Cash flow hedge [Member]
Accounting Policies [Line Items]
Cash flow projection period	ten years
Impairment of non-financial assets [Member]
Accounting Policies [Line Items]
Cash flow projection period	three years
Bottom of Range [Member]
Accounting Policies [Line Items]
Pre-tax discount rates	6.30%
Profit for each period absorbed, percentage	30.00%
Bottom of Range [Member] | Impairment of non-financial assets [Member]
Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	2.00%
Top of Range [Member]
Accounting Policies [Line Items]
Pre-tax discount rates	8.20%
Top of Range [Member] | Impairment of non-financial assets [Member]
Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	2.90%
Computer Software [Member] | Weighted average [Member]
Accounting Policies [Line Items]
Intangible assets, estimated useful life	4 years